Accumulated other comprehensive income	12 Months Ended
Mar. 31, 2024
Accumulated other comprehensive income
19. Accumulated other comprehensive income
The below table presents the changes in AOCI after income tax for the fiscal years ended March 31, 2023 and March 31, 2024.

	AFS debt securities		Foreign currency translation reserve		Total

	(In millions)
Balance, March 31, 2022	Rs.	(21,063.4)	Rs.	3,270.9	Rs.	(17,792.5)
Net unrealized gain/(loss) arising during the period		(52,522.8)		3,378.5		(49,144.3)
Amounts reclassified to income		(1,336.9)		—		(1,336.9)

Balance, March 31, 2023	Rs.	(74,923.1)	Rs.	6,649.4	Rs.	(68,273.7)

	AFS debt securities		Foreign currency translation reserve		Long-Duration Insurance Contract		Total

					(In millions)
Balance, March 31, 2023	Rs.	(74,923.1)	Rs.	6,649.4	Rs.	—	Rs.	(68,273.7)
Net unrealized gain/ (loss) arising during the period		78,036.1		810.3		—		78,846.4
Amounts reclassified to income		4,856.3		—		—		4,856.3
Long-duration insurance contract discount rate change		—		—		(34,112.6)		(34,112.6)
Transferred to undistributed policyholders earnings account		—		—		3,391.4		3,391.4
Net change		7,969.3		7,459.7		(30,721.2)		(15,292.2)
Less: Other comprehensive income attributable to shareholders of noncontrolling interest		15,474.5		17.9		(15,244.2)		248.2

Balance, March 31, 2024	Rs .	(7,505.2)	Rs.	7,441.8	Rs.	(15,477.0)	Rs.	(15,540.4)

Balance, March 31, 2024	US$	(90.1)	US$	89.3	US$	(185.7)	US$	(186.5)

The below table presents the reclassification out of AOCI by income line item and the related income tax effect for the fiscal years ended March 31, 2023 and March 31, 2024.

	As of March 31,
	2023		2024		2024

	(In millions)
AFS debt securities:
Realized (gain)/loss on sales of AFS debt securities, net	Rs.	(1,857.5)	Rs.	6,602.9	US$	79.3
Allowance on AFS debt securities		70.9		(70.9)		(0.9)

Total before income tax	Rs.	(1,786.6)	Rs.	6,532.0	US$	78.4
Income tax		449.7		(1,675.7)		(20.1)

Net of income tax	Rs.	(1,336.9)	Rs.	4,856.3	US$	58.3